Schedule H, line 4(i) – Schedule of Assets (Held at End of Year) (Details) - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	21-0419870
Plan number	008
Notes receivable from participants, cost	$ 0
Notes receivable from participants	33,068,894
Total	$ 2,447,789,678
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.50%	4.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%	10.50%
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund Class R-6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 67,871,209
Investment, Identifier [Axis]: Blackrock Short-Term Investment Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	116,076,115
Investment, Identifier [Axis]: Fidelity Blue Chip Commingled Pool D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	325,296,488
Investment, Identifier [Axis]: PIMCO Real Return Fund Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	7,895,558
Investment, Identifier [Axis]: PIMCO Total Return Collective Trust Class N | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	22,915,163
Investment, Identifier [Axis]: T. Rowe Price Small-Cap Value Equity Trust D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	50,673,721
Investment, Identifier [Axis]: The Campbell's Company Stock Fund | Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	48,428,156
Investment, Identifier [Axis]: Vanguard Equity-Income Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	143,512,029
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust Unit D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	280,998,308
Investment, Identifier [Axis]: Vanguard Institutional Extended Market Index Unit D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	97,200,782
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Unit D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	28,654,971
Investment, Identifier [Axis]: Vanguard Institutional Total International Stock Market Index Unit D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	39,035,781
Investment, Identifier [Axis]: Vanguard Short-Term Bond Index Fund Institutional Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	32,272,870
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	30,667,917
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	87,544,614
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	151,741,361
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	161,035,265
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	151,590,418
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	161,317,738
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	165,815,014
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	118,966,816
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	69,980,518
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	28,802,525
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	4,205,045
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 22,222,402